Long-term debt - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 11, 2020	May 24, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Interest costs capitalized			$ 0	$ 0	$ 0
Notes Due 2028 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount		$ 75,000,000
Fixed interest rate		5.25%
Basis spread on variable rate		2.27%
Payments of debt issuance costs		$ 1,800,000
Series B Notes Due 2018 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Repayments of debt		$ 47,000,000
Notes Due 2030 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount	$ 100,000,000
Fixed interest rate	5.25%		5.25%
Basis spread on variable rate	4.43%		5.06%
Payments of debt issuance costs	$ 2,300,000
Series B Notes Due 2020 | Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Repayments of debt	$ 45,000,000